Document and Entity Information	9 Months Ended
Sep. 30, 2014
Document And Entity Information
Entity Registrant Name	Eco-Shift Power Corp.
Entity Central Index Key	0000885475
Document Type	8-K
Document Period End Date	Sep. 30, 2014
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company